Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant, and equipment consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Land	$912	$39
Pilot plant	5,517	5,237
Lab equipment	2,227	1,958
Machinery and equipment	655	655
Computer and other equipment	388	295
Construction in process	55,026	43,962
	64,725	52,146
Less accumulated depreciation and amortization	(7,540)	(7,042)
Total property, plant, and equipment, net	$57,185	$45,104
For the year ended December 31, 2021 and 2020, depreciation expense totaled $0.5 million.
At December 31, 2021 and December 31, 2020, the Company capitalized $0.9 million and $0.7 million, respectively, of interest cost into Origin 1. At December 31, 2021 and December 31, 2020 a cumulative translation adjustment of $(0.1) million and $0.9 million, respectively, is included in total property, plant, and equipment as a result of foreign currency transaction gains and losses.